Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,352,091	$ 8,692,242	$ 18,102,300
Less: Accumulated depreciation	(3,195,951)	(2,425,499)	(3,008,220)
Property, plant and equipment, net	7,156,140	6,266,743	15,094,080
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,991,771	2,949,493	12,715,941
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,935,047	2,758,704	2,785,557
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	87,782	86,828	81,552
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	100,507	26,783	20,762
Apple Orchard [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,093,230	1,041,377	789,344
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,143,754	$ 1,829,057	$ 1,709,144